Subsequent Event (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 14, 2026	Dec. 31, 2025
Subsequent Event (Details) [Line Items]
Loan receivables balance		$ 27.2
Repayment amount		$ 529.7
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Loan receivables balance	$ 556.9